Segment Reporting - Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 416,562	$ 500,781	$ 1,216,226	$ 1,558,209
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(260)	(22,545)	(8,867)	(71,266)
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	123,336	104,285	360,957	306,369
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	118,188	92,700	335,409	271,078
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	9,296	9,418	26,851
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	5,148	11,585	25,548	35,291
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	175,915	91,238	516,039	330,512
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	117,571	72,022	348,097	195,883
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Revenues	45,988
Teekay Parent | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Revenues	45,988	19,727	144,115	47,149
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	1,041	0	4,965
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	71,583	51,254	203,982	143,769
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	255,781	0	796,711
Teekay Offshore | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	9,211	0	33,429
Teekay Offshore | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues		255,781		796,711
Teekay LNG and Offshore | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 18,507	$ 9,418	$ 60,280